Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Tax Reconciliation

D. Tax reconciliation

	For the year ended December 31,
	2025	2024	2023

Lost before taxation	(3,058)	(2,346)	(2,818)
Theoretical tax credit at applicable statutory rate: 23%	(703)	(540)	(648)
Temporary differences and tax losses for which no deferred tax assets are recognized	156	(1,120)	(3,575)
Non-allowable expenses	541	1,659	4,222
Tax on income	6	1	1